Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (212,526)	$ 11,109	$ (63,937)
Other comprehensive income:
Unrealized loss on marketable securities, net of tax of $0, $0, and $(14,294)	0	0	(73,579)
Foreign currency translation adjustments	(227)	360	(118)
Total other comprehensive (loss) income	(227)	360	(73,697)
Comprehensive (loss) income	(212,753)	11,469	(137,634)
Comprehensive (loss) income attributable to noncontrolling interests	8,986	(1,977)	3,014
Comprehensive (loss) income attributable to Sorrento	$ (203,767)	$ 9,492	$ (134,620)